UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

     /s/ Robert Cassel              Columbia, MD              01/20/2010
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          208

Form 13F Information Table Value Total:  $   152,539
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Apple Computer Inc              Equities       037833100      134       637  SH    N/A   Yes          N/A       Yes   N/A     N/A
Advisory Board Co.              Equities       00762W107      940    30,675  SH    N/A   Yes          N/A       Yes   N/A     N/A
Abraxis                         Equities       00383Y102        3        77  SH    N/A   Yes          N/A       Yes   N/A     N/A
Adams Express Company           Equities       006212104        0        14  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aegon NV 6.50% Tr Pfd           Equities       007924400    1,183    65,538  SH    N/A   Yes          N/A       Yes   N/A     N/A
AES TR III  6.75% Tr Pfd Conv   Equities       00808N202        9       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Barclays Aggregate Bon  ETF            464287226    2,587    25,075  SH    N/A   Yes          N/A       Yes   N/A     N/A
Allied Capital Corp             Equities       01903Q108      214    59,235  SH    N/A   Yes          N/A       Yes   N/A     N/A
Amgen                           Equities       031162100    1,676    29,620  SH    N/A   Yes          N/A       Yes   N/A     N/A
Australia & New Zealand Bkg Gr  Equities       052528304       31     1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Apache Corp.                    Equities       037411105      103     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Anadarko Petroleum Cp.          Equities       032511107      134     2,150  SH    N/A   Yes          N/A       Yes   N/A     N/A
Fresnius Kabi Pharma CVR        Equities       35802M115        0       310  SH    N/A   Yes          N/A       Yes   N/A     N/A
Airgas Inc Com                  Equities       009363102    2,205    46,325  SH    N/A   Yes          N/A       Yes   N/A     N/A
Arry Biopharma Inc              Equities       04269X105        4     1,300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aryt Industries LTD             Equities       M1500S107        0     2,350  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Scientific Resources   Equities       029441201        3   217,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Avon Products, Inc.             Equities       054303102        3       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Express Co             Equities       025816109       10       250  SH    N/A   Yes          N/A       Yes   N/A     N/A
Allegheny Power Sys             Equities       017361106    2,050    87,315  SH    N/A   Yes          N/A       Yes   N/A     N/A
AstraZeneca PLC                 Equities       046353108        8       164  SH    N/A   Yes          N/A       Yes   N/A     N/A
Boeing                          Equities       097023105        4        76  SH    N/A   Yes          N/A       Yes   N/A     N/A
BankAmerica Corp                Equities       060505104      898    59,650  SH    N/A   Yes          N/A       Yes   N/A     N/A
BAC Capital Trust II Prf Calla  Equities       055188205       13       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bayer  AG                       Equities       072730302      477     5,980  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Plc Adr                Equities       06738E204        1        80  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Bk Plc Pfd 6.625% Ser  Equities       06739F390        8       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclay's PCL 7.1% Pfd          Equities       06739H776    2,530   114,545  SH    N/A   Yes          N/A       Yes   N/A     N/A
Brandywine Realty Trust         Equities       105368203       59     5,173  SH    N/A   Yes          N/A       Yes   N/A     N/A
Big Lots Inc                    Equities       089302103    1,022    35,270  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of New York                Equities       064058100    2,096    74,942  SH    N/A   Yes          N/A       Yes   N/A     N/A
Blackrock Ltd Duration Inc Clo  ETF            09249W101       22     1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp Non-Cum P  Equities       060505559       15       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bristol Meyers                  Equities       110122108    1,647    65,230  SH    N/A   Yes          N/A       Yes   N/A     N/A
BP Amoco PLC                    Equities       055622104       17       300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Buckeye Ptnrs LP                Equities       118230101    2,755    50,592  SH    N/A   Yes          N/A       Yes   N/A     N/A
Berkshire Hathaway CL B         Equities       084670207       76        23  SH    N/A   Yes          N/A       Yes   N/A     N/A
Citigroup                       Equities       172967101        1       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cheesecake Factory INC          Equities       163072101       32     1,486  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cal-Maine Foods, Inc            Equities       128030202    3,374    98,989  SH    N/A   Yes          N/A       Yes   N/A     N/A
Caterpillar Inc                 Equities       149123101        2        35  SH    N/A   Yes          N/A       Yes   N/A     N/A
Constellation Energy            Equities       210371100       35     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Celgene Corporation             Equities       151020104       23       410  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cephalon Inc                    Equities       156708109    1,105    17,695  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chesapeake Energy Corp          Equities       165167107       92     3,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
Colgate Palmolive Co            Equities       194162103    1,990    24,230  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cummins Inc.                    Equities       231021106    1,870    40,775  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Collins Inc            Equities       774341101       17       304  SH    N/A   Yes          N/A       Yes   N/A     N/A
ConocoPhillips                  Equities       20825C104    2,959    57,935  SH    N/A   Yes          N/A       Yes   N/A     N/A
Campbell Soup Co.               Equities       134429109    1,483    43,874  SH    N/A   Yes          N/A       Yes   N/A     N/A
Copart, Inc.                    Equities       217204106    2,416    65,965  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cree, Inc.                      Equities       225447101       17       300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cisco Systems                   Equities       17275R102    2,273    94,934  SH    N/A   Yes          N/A       Yes   N/A     N/A
CoStar Group Inc                Equities       22160N109       13       300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Canadian Solar Inc              Equities       136635109      601    20,850  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares 1-3 yr. Credit ETF      ETF            464288646    3,983    38,315  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chevron Texaco Corp             Equities       166764100      111     1,445  SH    N/A   Yes          N/A       Yes   N/A     N/A
CDSS Wind Down Inc              Equities       12513C108        0       250  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dominion Res Inc VA             Equities       25746U109    3,397    87,285  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dupont E I DE Nemours & CO      Equities       263534109        1        10  SH    N/A   Yes          N/A       Yes   N/A     N/A
DEI Holdings Inc                Equities       23319E107        0     1,035  SH    N/A   Yes          N/A       Yes   N/A     N/A
Diamonds Tr Ser. I              Equities       252787106        5        50  SH    N/A   Yes          N/A       Yes   N/A     N/A
DirecTV Group Inc               Equities       25459L106       15       441  SH    N/A   Yes          N/A       Yes   N/A     N/A
Duke Energy                     Equities       26441C105       10       553  SH    N/A   Yes          N/A       Yes   N/A     N/A
Devon Energy Corp               Equities       25179M103       74     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Tr Dow Jones Sel Divid  Equities       464287168    1,149    26,170  SH    N/A   Yes          N/A       Yes   N/A     N/A
Deutsche Bk Cont 6.55% Pfd      Equities       25153X208    2,811   135,270  SH    N/A   Yes          N/A       Yes   N/A     N/A
Eclipsys Corp                   Equities       278856109    1,903   102,750  SH    N/A   Yes          N/A       Yes   N/A     N/A
Consolidated Edison             Equities       209115104       27       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares MSCI EAFE Idx ETF       ETF            464287465    1,879    33,988  SH    N/A   Yes          N/A       Yes   N/A     N/A
Efotoxpress Inc                 Equities       28224W100        0     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
E Spire Communications Inc      Equities       269153102        0     5,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Canada Indx Fd ETF        ETF            464286509        9       350  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corporate Executive Brd         Equities       21988R102      573    25,115  SH    N/A   Yes          N/A       Yes   N/A     N/A
Expedia Inc.                    Equities       30212P105    2,000    77,745  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ford                            Equities       345370860       19     1,920  SH    N/A   Yes          N/A       Yes   N/A     N/A
AberdeenAsia PacificPrime       Equities       003009107    5,354   861,331  SH    N/A   Yes          N/A       Yes   N/A     N/A
Fla Power & Light               Equities       302571104       21       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cedar Fair LP                   Equities       150185106       11     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Giant Interactive Group ADR     Equities       374511103       10     1,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nicor, Inc.                     Equities       654086107       23       558  SH    N/A   Yes          N/A       Yes   N/A     N/A
Glacier Bancorp Inc Com         Equities       37637Q105       13       937  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Dynamics                Equities       369550108    2,701    39,620  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Electric                Equities       369604103    1,674   110,655  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Elec Cap Corp Com       Equities       369622477       25     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Mills, Inc.             Equities       370334104       10       145  SH    N/A   Yes          N/A       Yes   N/A     N/A
SPDR Gold Shares ETF            ETF            78463V107       80       750  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corning Inc                     Equities       219350105       10       501  SH    N/A   Yes          N/A       Yes   N/A     N/A
Google, Inc. CL A               Equities       38259P508        9        15  SH    N/A   Yes          N/A       Yes   N/A     N/A
GAP Inc Com                     Equities       364760108        6       300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Hain Celestial Group Inc        Equities       405217100    1,069    62,855  SH    N/A   Yes          N/A       Yes   N/A     N/A
Hawaiian Elec Industries Com    Equities       419870100       13       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Heinz HJ Co                     Equities       423074103    2,863    66,945  SH    N/A   Yes          N/A       Yes   N/A     N/A
H & R Block                     Equities       093671105        0         8  SH    N/A   Yes          N/A       Yes   N/A     N/A
Harris Corporation              Equities       413875105    1,183    24,870  SH    N/A   Yes          N/A       Yes   N/A     N/A
Hughes Communications Com       Equities       444398101       13       500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Int'l. Business Machines        Equities       459200101      239     1,825  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Chn &Steers Rlty ETF      ETF            464287564      114     2,175  SH    N/A   Yes          N/A       Yes   N/A     N/A
ING Groep 7.375% NV Pfd         Equities       456837707      641    32,530  SH    N/A   Yes          N/A       Yes   N/A     N/A
Integrated Device Technology,   Equities       458118106        1       104  SH    N/A   Yes          N/A       Yes   N/A     N/A
ISHARES DJ US OIL & EXPLR       Equities       464288851      135     2,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Euro 350 Index Fd       ETF            464287861      162     4,155  SH    N/A   Yes          N/A       Yes   N/A     N/A
Integrated Health Services      Equities       45812C106        0     5,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 Idx ETF     ETF            464287804       24       435  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 VL ETF      ETF            464287879        6       110  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp 6.5%       Equities       060505401        9       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Intel Corp                      Equities       458140100    1,814    88,899  SH    N/A   Yes          N/A       Yes   N/A     N/A
Itron                           Equities       465741106    2,916    43,155  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russell 100 Val ETF       ETF            464287598       26       445  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rssl 2000 Idx Fd ETF      ETF            464287655       19       300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishrs Rusll 2000 SmCap Gr Idx   ETF            464287648       97     1,418  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russ MidCap Idx ETF       ETF            464287499      199     2,407  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rusl MidCp VL Idx ETF     ETF            464287473      153     4,140  SH    N/A   Yes          N/A       Yes   N/A     N/A
John Hancock Investors Trust    Equities       410142103       18     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Johnson & Johnson               Equities       478160104    3,744    58,133  SH    N/A   Yes          N/A       Yes   N/A     N/A
JP Morgan                       Equities       46625H100      120     2,871  SH    N/A   Yes          N/A       Yes   N/A     N/A
JPMorgan Cap Tr 7% Pfd          Equities       46623D200       25     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kinder Morgan Energy Prtnrs     Equities       494550106       24       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Coca-Cola                       Equities       191216100       37       650  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kohl's Corp                     Equities       500255104    1,359    25,195  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lab Corp of America             Equities       50540R409    1,464    19,560  SH    N/A   Yes          N/A       Yes   N/A     N/A
Liz Claiborne, Inc              Equities       539320101       11     2,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
L-3 Communications Inc          Equities       502424104    2,884    33,171  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lockheed Martin Corp            Equities       539830109       13       169  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lowes Companies Inc             Equities       548661107        9       405  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs iBoxx Corp Bd ETF         ETF            464287242    2,492    23,930  SH    N/A   Yes          N/A       Yes   N/A     N/A
Level 3 Comm. INC               Equities       52729N100        0        42  SH    N/A   Yes          N/A       Yes   N/A     N/A
Live Nation                     Equities       538034109        3       300  SH    N/A   Yes          N/A       Yes   N/A     N/A
McDonald's                      Equities       580135101       47       755  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medtronic Inc.                  Equities       585055106    2,639    60,015  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medis Technologies Ltd          ETF            58500P107        0       270  SH    N/A   Yes          N/A       Yes   N/A     N/A
S&P Mid Cap 400 ETF             ETF            595635103      430     3,263  SH    N/A   Yes          N/A       Yes   N/A     N/A
Manulife Financial Corp         Equities       56501R106        3       168  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medcohealth Solutions           Equities       58405U102       13       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick                       Equities       579780206    2,276    62,998  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick & Co Inc Voting       Equities       579780107       13       350  SH    N/A   Yes          N/A       Yes   N/A     N/A
3M Company                      Equities       88579Y101    2,305    27,877  SH    N/A   Yes          N/A       Yes   N/A     N/A
Altria Group Inc.               Equities       02209S103        2       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Merck & Co Inc                  Equities       589331107       25       688  SH    N/A   Yes          N/A       Yes   N/A     N/A
Marathon Oil                    Equities       565849106    3,059    97,995  SH    N/A   Yes          N/A       Yes   N/A     N/A
Monroe Bancorp                  Equities       610313108       21     3,337  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microsoft                       Equities       594918104      152     5,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Martha Stewart Liv Cl A         Equities       573083102        0        30  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Bank Corp.                  Equities       55261F104       49       729  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Cap Trust IV Pfd 8.5% Call  Equities       55292C203       21       800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microvision                     Equities       594960106        3     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
NCP Litigation Trst Restricted  Equities       628990681        0       245  SH    N/A   Yes          N/A       Yes   N/A     N/A
NII Holdings, Inc.              Equities       62913F201    2,288    68,140  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northrop Grumman Corp           Equities       666807102    1,833    32,819  SH    N/A   Yes          N/A       Yes   N/A     N/A
NRG Energy Inc Com              Equities       629377508        9       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nestle                          Equities       641069406       44       916  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northern Trust Co               Equities       665859104    1,369    26,135  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nvidia Corp                     Equities       67066G104    3,483   186,448  SH    N/A   Yes          N/A       Yes   N/A     N/A
Olin Corp.                      Equities       680665205    1,660    94,760  SH    N/A   Yes          N/A       Yes   N/A     N/A
Oracle Corporation              Equities       68389X105       20       825  SH    N/A   Yes          N/A       Yes   N/A     N/A
OSI Systems Inc                 Equities       671044105       31     1,150  SH    N/A   Yes          N/A       Yes   N/A     N/A
Plains All Amer Pipeline LP     Equities       726503105    3,324    62,895  SH    N/A   Yes          N/A       Yes   N/A     N/A
Pepsico Incorporated            Equities       713448108    2,747    45,186  SH    N/A   Yes          N/A       Yes   N/A     N/A
Pfizer                          Equities       717081103        4       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Proctor & Gamble                Equities       742718109      168     2,770  SH    N/A   Yes          N/A       Yes   N/A     N/A
Packaging Corp of Amer          Equities       695156109    1,848    80,332  SH    N/A   Yes          N/A       Yes   N/A     N/A
ProLogis                        Equities       743410102        5       337  SH    N/A   Yes          N/A       Yes   N/A     N/A
Philip Morris                   Equities       718172109        5       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Market Vectors Prerefunded Mun  ETF            57060U738      274    10,950  SH    N/A   Yes          N/A       Yes   N/A     N/A
NASDAQ 100 Tr ETF               ETF            631100104      668    14,595  SH    N/A   Yes          N/A       Yes   N/A     N/A
Quantun Fuel Systems            Equities       74765E109        1       800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Royal Bk Scot 6.75% Prf. Q      Equities       780097754      653    59,460  SH    N/A   Yes          N/A       Yes   N/A     N/A
Royal Bk Scot.6.125%Prf. R      Equities       780097739      785    77,275  SH    N/A   Yes          N/A       Yes   N/A     N/A
Royal Bk Scot 7.25% Pfd T       Equities       780097713      137    11,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
Transocean, Inc.                Equities       G90073100       83     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cohen & Steers REIT & PIF       Equities       19247X100      118    11,425  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Automation Inc.        Equities       773903109    2,079    44,256  SH    N/A   Yes          N/A       Yes   N/A     N/A
Range Resources Corp Com        Equities       75281A109       40       800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rayonier Inc.                   Equities       754907103    1,378    32,686  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sherwin Williams Co             Equities       824348106      309     5,010  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sirius Satellite Radio          Equities       82967N108        2     2,680  SH    N/A   Yes          N/A       Yes   N/A     N/A
Schlumberger Ltd                Equities       806857108      101     1,545  SH    N/A   Yes          N/A       Yes   N/A     N/A
Suburban Propane                Equities       864482104        9       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
S & P Depository Recpts         Equities       78462F103        8        75  SH    N/A   Yes          N/A       Yes   N/A     N/A
St. Jude Medical, Inc.          Equities       790849103    1,814    49,315  SH    N/A   Yes          N/A       Yes   N/A     N/A
Suncor Energy Inc.              Equities       867229106       56     1,600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Stryker Corp                    Equities       863667101    3,040    60,360  SH    N/A   Yes          N/A       Yes   N/A     N/A
Symantec Corp                   Equities       871503108    1,442    80,600  SH    N/A   Yes          N/A       Yes   N/A     N/A
AT&T                            Equities       00206R102    2,885   102,922  SH    N/A   Yes          N/A       Yes   N/A     N/A
TECO Energy                     Equities       872375100       19     1,200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Target Corp                     Equities       87612E106       34       700  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Lehman TIPS             ETF            464287176      513     4,941  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Lehman 20YR Trsy ETF      ETF            464287432      105     1,170  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tower Bankcorp Inc.             Equities       891709107       14       619  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tomotherapy Inc.                Equities       890088107        4     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Texas Instruments               Equities       882508104    1,112    42,665  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tri-Continental Corp            Equities       895436103        1       120  SH    N/A   Yes          N/A       Yes   N/A     N/A
Union Pacific                   Equities       907818108       17       264  SH    N/A   Yes          N/A       Yes   N/A     N/A
United Technologies Corp        Equities       913017109    1,975    28,461  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vgd Sm Cap Value ETF            ETF            922908611      259     4,753  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Mid Cap ETF            ETF            922908629      119     1,977  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vodafone Group PLC ADS          Equities       92857W209        4       175  SH    N/A   Yes          N/A       Yes   N/A     N/A
Verint Systems, Inc.            Equities       92343X100      159     8,275  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Val Vipers ETF         ETF            922908744    1,932    40,463  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Lg Cap ETF             ETF            922908637    1,821    35,946  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vng'd Emerg Mkts Stk ETF        ETF            922042858    2,510    61,211  SH    N/A   Yes          N/A       Yes   N/A     N/A
Verizon Communications          Equities       92343V104       77     2,325  SH    N/A   Yes          N/A       Yes   N/A     N/A
Websense Inc.                   Equities       947684106    1,935   110,840  SH    N/A   Yes          N/A       Yes   N/A     N/A
Washington Real Estate          Equities       939653101        7       265  SH    N/A   Yes          N/A       Yes   N/A     N/A
Xcorporeal, Inc.                Equities       98400P104        0         2  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX Hlthcare Selct ETF         ETF            81369Y209      226     7,285  SH    N/A   Yes          N/A       Yes   N/A     N/A
Exxon Mobil Corp                Equities       30231G102      742    10,879  SH    N/A   Yes          N/A       Yes   N/A     N/A
XTO Energy, Inc.                Equities       98385X106      116     2,500  SH    N/A   Yes          N/A       Yes   N/A     N/A